Summary of Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	May 04, 2012	Dec. 31, 2016 USD ($) store	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Number of full-service banking offices | store		4
Interest-bearing deposits in other financial institutions		$ 100
Minimum balance of loans individually evaluated for impairment		250
Total original investment into joint ventures		325	$ 1,285
Incentive payment recognized as income		$ 100	265
Tax benefit greater than being realized on examination		50.00%
Stock split description		On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company's common stock were reclassified into one share of common stock.
Reverse stock split ratio	0.2
FRB regulatory reserve requirement		$ 267
Collateral pledged to secure advances		61,616	47,660
Cash [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 3,300	3,300
Minimum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		2 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Home equity lines of credit combined with the balance of the prior mortgage liens		89.90%
Maximum [Member] | Buildings and related components [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life		25 years
Single-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 38,342	29,490
Single-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Multi-Family Mortgage Loans [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 14,854	8,185
Multi-Family Mortgage Loans [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Multi-Family Mortgage Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Fixed rates loans limit, period		5 years
Commercial Real Estate [Member]
Significant Accounting Policies [Line Items]
Collateral pledged to secure advances		$ 2,793	$ 3,155
Commercial Real Estate [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Fixed rates loans limit, period		3 years
Commercial Real Estate [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		85.00%
Fixed rates loans limit, period		5 years
Construction Loans [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Lending amount up to the percentage of collateral		80.00%
Maturity of construction loans convert to permanent loans		30 years